-----------------------------
                                                |       OMB APPROVAL        |
                                                |OMB Number:      3235-0006 |
                                                |Expires: December 31, 2009 |
                                                |Estimated average          |
                                                |    burden hours per       |
                                                |    response:.........22.6 |
                                                ----------------------------


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: 1
      This Amendment (Check only one.):  [X] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Blackstone Kailix Advisors L.L.C.
Address:    345 Park Avenue
            New York, NY 10154


Form 13F File Number:  28-12319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Vito Tanzi
Title:      Chief Financial Officer
Phone:      212-583-5748

Signature, Place, and Date of Signing:

 /s/ Vito Tanzi                 New York, NY                   May 15, 2008
------------------------    -------------------------    ----------------------
 [Signature]                    [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:       $1,920,464 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.              Form 13F File Number         Name

      1                The Blackstone Group L.P.    28-

                           FORM 13F INFORMATION TABLE
                       BLACKSTONE KAILIX ADVISORS L.L.C.
                      FOR QUARTER ENDED DECEMBER 31, 2007

                                                                                                           Voting Authority
Name of Issuer         Title of    CUSIP      Value (x  Shrs or    SH/  Put/Call  Investment  Other     --------------------------
                       Class                  $1000)    prn amt    PRN            Discretion  Managers    Sole    Shared     None
---------------------  ----------  ---------  --------  ---------  ---  --------  ----------  --------  --------  -------  -------

Allegheny              COM         01741R102  $ 43,200    500,000  SH             SOLE         1           X
Technologies Inc.

Ameriprise Financial,  COM         03076C106  $ 81,615  1,480,953  SH             SOLE         1           X
Inc.

AMR Corp.              COM         001765106  $ 14,030  1,000,000  SH             SOLE         1           X

Applied Micro          COM NEW     03822W406  $ 16,387  1,874,998  SH             SOLE         1           X
Circuits Corp.

Boeing Co.             COM         097023105  $ 87,460  1,000,000  SH    PUT      SOLE         1           X

Burlington Northern    COM         12189T104  $ 41,615    500,000  SH             SOLE         1           X
Santa Fe Corp.

China Nepstar Chain    SPONSORED   16943C109  $  1,758    100,000  SH             SOLE         1           X
Drugstore Ltd.         ADR

Citadel Broadcasting   COM         17285T106  $ 12,360  6,000,000  SH             SOLE         1           X
Corporation

Corning Inc.           COM         219350105  $119,950  5,000,000  SH             SOLE         1           X

CVR Energy, Inc.       COM         12662P108  $ 12,470    500,000  SH             SOLE         1           X

Delta Air Lines,       COM NEW     247361702  $ 22,335  1,500,000  SH             SOLE         1           X
Inc.

Exide Technologies     COM NEW     302051206  $  9,220  1,152,531  SH             SOLE         1           X

Finisar                COM         31787A101  $ 11,600  8,000,000  SH             SOLE         1           X
Corporation

First Horizon          COM         320517105  $  9,983    550,000  SH             SOLE         1           X
National Corp.

Firstfed Financial     COM         337907109  $ 26,328    735,000  SH             SOLE         1           X
Corp.

                                                                                                           Voting Authority
Name of Issuer         Title of    CUSIP      Value (x  Shrs or    SH/  Put/Call  Investment  Other     --------------------------
                       Class                  $1000)    prn amt    PRN            Discretion  Managers    Sole    Shared     None
---------------------  ----------  ---------  --------  ---------  ---  --------  ----------  --------  --------  -------  -------

GLG Partners, Inc.     COM         37929X107  $ 10,200    750,000  SH             SOLE         1           X

Interactive Brokers    COM         45841N107  $ 12,928    400,000  SH             SOLE         1           X
Group, Inc.

J.B. Hunt Transport    COM         445658107  $ 41,325  1,500,000  SH             SOLE         1           X
Services, Inc.

MF Global Ltd.         SHS         G60642108  $ 59,598  1,893,790  SH             SOLE         1           X

MGIC Investment        COM         552848103  $ 66,999  2,987,027  SH             SOLE         1           X
Corporation

MGM Mirage             COM         552953101  $ 58,814    700,000  SH             SOLE         1           X

Mirant Corp.           COM         60467R100  $116,940  3,000,000  SH             SOLE         1           X

NAVTEQ Corporation     COM         63936L100  $ 35,303    466,965  SH             SOLE         1           X

NRG Energy, Inc.       COM NEW     629377508  $173,360  4,000,000  SH             SOLE         1           X

OSG America L.P.       COM UNIT    671028108  $ 9,275     500,000  SH             SOLE         1           X
                       LPI

Overseas Shipholding   COM         690368105  $ 24,190    325,000  SH             SOLE         1           X
Group, Inc.

Parametric Technology  COM NEW     699173209  $ 21,420  1,200,000  SH             SOLE         1           X
Corporation

Quest Software,        COM         74834T103  $ 18,440  1,000,000  SH             SOLE         1           X
Inc.

Radian Group Inc.      COM         750236101  $  6,424    550,000  SH             SOLE         1           X

Rockwood Holdings,     COM         774415103  $ 49,830  1,500,000  SH             SOLE         1           X
Inc.

RTI International      COM         74973W107  $ 17,233    250,000  SH             SOLE         1           X
Metals, Inc.

SandRidge Energy,      COM         80007P307  $ 34,067    950,000  SH             SOLE         1           X
Inc.

TranS1 Inc.            COM         89385X105  $  1,647    100,000  SH             SOLE         1           X

                                                                                                           Voting Authority
Name of Issuer         Title of    CUSIP      Value (x  Shrs or    SH/  Put/Call  Investment  Other     --------------------------
                       Class                  $1000)    prn amt    PRN            Discretion  Managers    Sole    Shared     None
---------------------  ----------  ---------  --------  ---------  ---  --------  ----------  --------  --------  -------  -------
Transocean Inc.        SHS         G90073100  $286,300  2,000,000  SH             SOLE         1           X

Union Pacific          COM         907818108  $100,496    800,000  SH             SOLE         1           X
Corporation

United Parcel          CL B        911312106  $190,944  2,700,000  SH             SOLE         1           X
Service, Inc.

Virgin Mobile USA,     CL A        92769R108  $  6,668    750,000  SH             SOLE         1           X
Inc.

Weyerhaeuser           COM         962166104  $  5,146     69,785  SH             SOLE         1           X
Company

Weyerhaeuser           COM         962166104  $ 29,533    400,500  SH    CALL     SOLE         1           X
Company

Zimmer Holdings,       COM         98956P102  $ 33,075    500,000  SH             SOLE         1           X
Inc.